Suppliers (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total suppliers	R$ 590,646	R$ 428,609
Suppliers Paid [Member]
IfrsStatementLineItems [Line Items]
Total suppliers	590,646	428,609
Suppliers Un Paid [Member]
IfrsStatementLineItems [Line Items]
Total suppliers